INTANGIBLE ASSET (Schedule of Intangible Assets) (Details) - Production technology [Member] - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 4,883,473	$ 5,005,203
Less: accumulated amortization	(2,321,260)	(1,878,602)
Intangible asset, net	$ 2,562,213	$ 3,126,601